UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss Asset Management, L.P.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-06219
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Howard Guberman          New York, New York            5/14/03
       ------------------------   ------------------------------  ----------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:       $210,222
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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                                                       FORM 13F INFORMATION TABLE
      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC      ORD         G90078109    615     30,058   SH         SOLE          30,058   0       0
-----------------------------------------------------------------------------------------------------------
AMERICAN INTL
 GROUP INC          COMMON      026874107 10,083    203,894   SH         SOLE         203,894   0       0
-----------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN
 CORP               COMMON      03073E105  9,558    182,050   SH         SOLE         182,050   0       0
-----------------------------------------------------------------------------------------------------------
BAY VIEW CAP
 CORP DEL           COMMON      07262L101  3,543    650,000   SH         SOLE         650,000   0       0
-----------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP  COMMON      166764100  6,223     96,254   SH         SOLE          96,254   0       0
-----------------------------------------------------------------------------------------------------------
DELTRATHREE INC     COMMON      24783N102     28     50,000   SH         SOLE          50,000   0       0
-----------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP    COMMON      264399106    454     31,200   SH         SOLE          31,200   0       0
-----------------------------------------------------------------------------------------------------------
FABS INDS INC       COMMON      302747100    172     18,000   SH         SOLE          18,000   0       0
-----------------------------------------------------------------------------------------------------------
FRANKLIN RES INC    COMMON      354613101    228      6,925   SH         SOLE           6,925   0       0
-----------------------------------------------------------------------------------------------------------
GENESEE CORP        CL B        371601204    236     37,500   SH         SOLE          37,500   0       0
-----------------------------------------------------------------------------------------------------------
HOLLY CORP          COM
                     PAR$0.01   435758305   3445    120,300   SH         SOLE         120,300   0       0
-----------------------------------------------------------------------------------------------------------
INTERPUBLIC GROUP
 COS INC            COMMON      460690100    768     82,569   SH         SOLE          82,569   0       0
-----------------------------------------------------------------------------------------------------------
JDS UNIPHASE CORP   COMMON      46612J101     71     24,826   SH         SOLE          24,826   0       0
-----------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON   COMMON      478160104 17,668    305,304   SH         SOLE         305,304   0       0
-----------------------------------------------------------------------------------------------------------

JONES APPAREL GROUP
 INC                COMMON      480074103    385     14,032   SH         SOLE          14,032   0       0
-----------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC  COMMON      532716107    829     64,424   SH         SOLE          64,424   0       0
-----------------------------------------------------------------------------------------------------------
LIQUID AUDIO INC    COMMON      53631T102     93    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
MONSANTO CO NEW     COMMON      61166W101    866     52,823   SH         SOLE          52,823   0       0
-----------------------------------------------------------------------------------------------------------
NETRO CORP          COMMON      64114R109    922    342,929   SH         SOLE         342,929   0       0
-----------------------------------------------------------------------------------------------------------
OCEAN ENERGY
 INC DEL            COMMON      67481E106 20,000  1,000,000   SH         SOLE       1,000,000   0       0
-----------------------------------------------------------------------------------------------------------
OPTI INC            COMMON      683960108    311    230,030   SH         SOLE         230,030   0       0
-----------------------------------------------------------------------------------------------------------
PHARMACIA CORP      COMMON      71713U102 36,805    850,000   SH         SOLE         850,000   0       0
-----------------------------------------------------------------------------------------------------------
REFAC               COMMON      758653109     80     21,400   SH         SOLE          21,400   0       0
-----------------------------------------------------------------------------------------------------------
SOUTH FINL GROUP
 INC                COMMON      837841105    422     19,501   SH         SOLE          19,501   0       0
-----------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW   COMMON      902124106  1,463    113,784   SH         SOLE         113,784   0       0
-----------------------------------------------------------------------------------------------------------
US BANCORP DEL      COMMON NEW  902973304    216     11,378   SH         SOLE          11,378   0       0
-----------------------------------------------------------------------------------------------------------
UNOCAL CORP         COMMON      915289102  1,856     70,532   SH         SOLE          70,532   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC          CL A        925524100  5,490    150,400   SH         SOLE         150,400   0       0
-----------------------------------------------------------------------------------------------------------
VIACOM INC          CL B        925524308  6,938    189,978   SH         SOLE         189,978   0       0
----------------------------------------------------------------------------------------------------------
WJ COMMUNICATIONS
 INC                COMMON      929284107     75    112,000   SH         SOLE         112,000   0       0
-----------------------------------------------------------------------------------------------------------
WARNCO GROUP INC    CL A NEW    934390402    794     79,672   SH         SOLE          79,672   0       0
-----------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC  COMMON      939322103  4,538    128,675   SH         SOLE         128,675   0       0
-----------------------------------------------------------------------------------------------------------

WELLPOINT HEALTH
 NETWORK NEW        COMMON      94973H108    648      8,440   SH         SOLE           8,440   0       0
-----------------------------------------------------------------------------------------------------------
3TEC ENERGY CP      COMMON      88575R308  4,518    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
CANADA LIFE
 FINANCIAL L CORP   COMMON      135113108 36,925  1,250,000   SH         SOLE       1,250,000   0       0
-----------------------------------------------------------------------------------------------------------
CORVAS INTL INC     COMMON      221005101    455    232,100   SH         SOLE         232,100   0       0
-----------------------------------------------------------------------------------------------------------
F&M BANCORP MD      COMMON      302367107  3,626     82,400   SH         SOLE          82,400   0       0
-----------------------------------------------------------------------------------------------------------
FORDING CDN COAL TR TR UNIT     345425102  2,918    150,000   SH         SOLE         150,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAMIS GOLD LTD CAD COMMON      376775102    872     84,321   SH         SOLE          84,321   0       0
-----------------------------------------------------------------------------------------------------------
GUCCI GROUP N V     COM NY REG  401566104  1,230      1,500   SH   PUT   SOLE           1,500   0       0
-----------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC      SPONSORED
                     ADR NEW    404280406      1      1,199   SH   CALL  SOLE            1,199   0       0
-----------------------------------------------------------------------------------------------------------
LEXENT INC          COMMON      52886Q102    164    136,400   SH         SOLE         136,400   0       0
-----------------------------------------------------------------------------------------------------------
PRECISE SOFTWARE
 SOLUTIONS L        ORD         M41450103  8,967    539,200   SH         SOLE         539,200   0       0
-----------------------------------------------------------------------------------------------------------
QUINTILES TRANSNATIONAL
 CORP               COMMON      748767100  8,816    725,000   SH         SOLE         725,000   0       0
-----------------------------------------------------------------------------------------------------------
QUINTILES TRANSNATIONAL
 CORP               COMMON      748767100     18        611   SH   CALL  SOLE             611   0       0
-----------------------------------------------------------------------------------------------------------
SCIOS INC           COMMON      808905103  4,847    110,000   SH         SOLE         110,000   0       0
-----------------------------------------------------------------------------------------------------------
UNIVISION
 COMMUNICATIONS INC CL A        914906102  1,042     42,500   SH         SOLE          42,500   0       0

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